VIRTUS CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—12.1%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	70,115	$ 7,389
Banks—1.6%
Wells Fargo & Co. Series L, 7.500%	23,400	28,443
Capital Markets—0.5%
KKR & Co., Inc. Series C, 6.000%	138,135	8,077
Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	190,745	11,332
Diversified Financial Services—0.3%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	5,480	4,640
Electric Utilities—3.7%
NextEra Energy, Inc., 4.872%	333,940	18,804
NextEra Energy, Inc., 5.279%	522,100	25,923
Southern Co. (The), 6.750%	363,875	19,278
		64,005

Healthcare Equipment & Supplies—0.4%
Boston Scientific Corp. Series A, 5.500%	72,750	7,380
Life Sciences Tools & Services—0.9%
Danaher Corp. Series B, 5.000%	12,385	16,388
Semiconductors & Semiconductor Equipment—2.1%
Broadcom, Inc. Series A, 8.000%	24,080	36,196
	Shares	Value

Telecommunications—1.6%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	24,055	$ 27,581
Total Convertible Preferred Stocks (Identified Cost $197,952)		211,431

	Par Value
Convertible Bonds and Notes—83.4%
Airlines—1.9%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 7,485	7,864
Southwest Airlines Co. 1.250%, 5/1/25	21,725	25,581
		33,445

Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	11,820	10,780
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	4,855	2,846
		13,626

Banks—1.6%
Barclays Bank plc 0.000%, 2/18/25(2)	8,650	9,055
BofA Finance LLC 0.600%, 5/25/27	17,790	18,046
		27,101

Biotechnology—3.6%
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	1,210	1,198
1.250%, 5/15/27	17,030	16,924
Global Blood Therapeutics, Inc. 144A 1.875%, 12/15/28(1)	4,860	5,723
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	32,525	28,693
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	8,590	10,759
		63,297

Commercial Services—7.5%
Block, Inc.
0.125%, 3/1/25	18,715	17,545
	Par Value	Value

Commercial Services—continued
0.000%, 5/1/26	$ 16,070	$ 12,711
0.250%, 11/1/27	19,730	14,464
Chegg, Inc. 0.125%, 3/15/25	24,375	20,609
Euronet Worldwide, Inc. 0.750%, 3/15/49	11,420	11,549
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	12,160	9,378
Shift4 Payments, Inc.
0.000%, 12/15/25	13,220	10,596
144A 0.500%, 8/1/27(1)	22,090	15,408
Stride, Inc. 1.125%, 9/1/27	19,635	19,390
		131,650

Computers—5.0%
CyberArk Software Ltd. 0.000%, 11/15/24	12,140	12,815
KBR, Inc. 2.500%, 11/1/23	7,105	13,699
Lumentum Holdings, Inc.
0.500%, 12/15/26	17,365	17,789
144A 0.500%, 6/15/28(1)	10,300	8,827
Pure Storage, Inc. 0.125%, 4/15/23	10,720	12,012
Rapid7, Inc. 0.250%, 3/15/27	13,845	12,474
Zscaler, Inc. 0.125%, 7/1/25	8,230	9,962
		87,578

Cosmetics & Personal Care—0.7%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	14,080	11,306
Diversified Financial Services—1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	11,130	10,913
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	16,400	17,220
		28,133

Electronics—0.5%
II-VI, Inc. 0.250%, 9/1/22	8,335	9,248
See Notes to Schedule of Investments

VIRTUS CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy-Alternate Sources—2.0%
Enphase Energy, Inc.
0.000%, 3/1/26	$ 24,625	$ 24,403
0.000%, 3/1/28	10,980	10,898
		35,301

Entertainment—3.0%
Live Nation Entertainment, Inc. 2.000%, 2/15/25	31,265	32,515
Vail Resorts, Inc. 0.000%, 1/1/26	22,195	19,310
		51,825

Equity Real Estate Investment Trusts (REITs)—3.0%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 8/23/22	31,505	31,348
HAT Holdings I LLC 144A 0.000%, 5/1/25(1)	9,100	8,719
Pebblebrook Hotel Trust 1.750%, 12/15/26	14,150	12,600
		52,667

Healthcare-Products—2.6%
CONMED Corp. 144A 2.250%, 6/15/27(1)	6,835	6,377
Envista Holdings Corp. 2.375%, 6/1/25	2,250	4,296
Exact Sciences Corp. 0.375%, 3/15/27	8,035	5,856
Insulet Corp. 0.375%, 9/1/26	9,580	10,921
Natera, Inc. 2.250%, 5/1/27	2,470	3,032
Novocure Ltd. 0.000%, 11/1/25	4,305	3,683
Tandem Diabetes Care, Inc. 144A 1.500%, 5/1/25(1)	11,720	10,853
		45,018

Healthcare-Services—0.7%
Elevance Health, Inc. 2.750%, 10/15/42	1,810	12,417
Internet—12.8%
Airbnb, Inc. 0.000%, 3/15/26	14,115	11,730
Booking Holdings, Inc. 0.750%, 5/1/25	9,615	11,526
Etsy, Inc. 0.250%, 6/15/28	23,005	16,851
Expedia Group, Inc. 0.000%, 2/15/26	13,225	11,936
Okta, Inc. 0.125%, 9/1/25	16,770	14,691
	Par Value	Value

Internet—continued
Palo Alto Networks, Inc.
0.750%, 7/1/23	$ 8,415	$ 15,643
0.375%, 6/1/25	16,925	29,009
Perficient, Inc. 144A 0.125%, 11/15/26(1)	19,570	15,843
Shopify, Inc. 0.125%, 11/1/25	10,075	8,387
Snap, Inc. 144A 0.125%, 3/1/28(1)	42,760	29,740
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	18,750	14,952
Uber Technologies, Inc. 0.000%, 12/15/25	26,395	21,056
Zendesk, Inc. 0.625%, 6/15/25	7,490	7,254
Zillow Group, Inc. 2.750%, 5/15/25	15,510	14,610
		223,228

Leisure Time—1.6%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	29,480	19,088
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	10,595	9,582
		28,670

Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	2,950	8,474
Middleby Corp. (The) 1.000%, 9/1/25	3,660	4,134
		12,608

Media—5.5%
DISH Network Corp. 0.000%, 12/15/25	32,185	22,533
Liberty Broadband Corp.
144A 1.250%, 9/30/50(1)	25,060	23,406
144A 2.750%, 9/30/50(1)	20,005	19,028
Liberty Media Corp. 1.375%, 10/15/23	11,025	12,905
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	2,875	4,956
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	5,030	12,716
		95,544

Mining—2.6%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	14,280	11,831
	Par Value	Value

Mining—continued
Livent Corp. 4.125%, 7/15/25	$ 2,375	$ 6,480
MP Materials Corp. 144A 0.250%, 4/1/26(1)	18,790	18,168
SSR Mining, Inc. 2.500%, 4/1/39	8,075	9,189
		45,668

Oil, Gas & Consumable Fuels—2.2%
EQT Corp. 1.750%, 5/1/26	3,090	7,278
Helix Energy Solutions Group, Inc. 6.750%, 2/15/26	1,250	1,195
Pioneer Natural Resources Co. 0.250%, 5/15/25	13,485	29,155
		37,628

Pharmaceuticals—4.3%
Dexcom, Inc. 0.250%, 11/15/25	37,200	34,038
Jazz Investments I Ltd. 2.000%, 6/15/26	27,095	31,769
Pacira BioSciences, Inc. 0.750%, 8/1/25	8,245	8,517
		74,324

Semiconductors—4.3%
Impinj, Inc. 144A 1.125%, 5/15/27(1)	7,200	5,982
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	15,805	13,750
Microchip Technology, Inc. 0.125%, 11/15/24	19,715	19,617
ON Semiconductor Corp. 0.000%, 5/1/27	6,955	8,005
Silicon Laboratories, Inc. 0.625%, 6/15/25	7,755	10,023
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	20,720	17,198
		74,575

Software—13.2%
Akamai Technologies, Inc. 0.125%, 5/1/25	12,965	14,190
Avalara, Inc. 144A 0.250%, 8/1/26(1)	10,645	8,255
Bill.com Holdings, Inc.
0.000%, 12/1/25	5,255	5,263
144A 0.000%, 4/1/27(1)	19,165	14,719
Box, Inc. 0.000%, 1/15/26	9,820	11,151
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	44,665	34,477
See Notes to Schedule of Investments

VIRTUS CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Confluent, Inc. 144A 0.000%, 1/15/27(1)	$ 11,135	$ 8,094
Coupa Software, Inc. 0.125%, 6/15/25	20,175	16,654
Datadog, Inc. 0.125%, 6/15/25	3,800	4,805
Evolent Health, Inc. 1.500%, 10/15/25	17,705	19,929
HubSpot, Inc. 0.375%, 6/1/25	4,275	5,507
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	15,830	13,384
MongoDB, Inc. 0.250%, 1/15/26	5,230	7,314
Splunk, Inc.
0.500%, 9/15/23	18,920	18,106
1.125%, 9/15/25	10,230	9,591
1.125%, 6/15/27	4,710	3,886
Tyler Technologies, Inc. 0.250%, 3/15/26	19,360	18,150
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	22,700	16,684
		230,159

Telecommunications—0.8%
Viavi Solutions, Inc. 1.000%, 3/1/24	12,375	13,953
	Par Value	Value

Transportation—0.9%
Air Transport Services Group, Inc. 1.125%, 10/15/24	$ 14,945	$ 16,133
Total Convertible Bonds and Notes (Identified Cost $1,554,319)		1,455,102

Total Long-Term Investments—95.5% (Identified Cost $1,752,271)		1,666,533

	Shares
Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(3)	81,329,932	81,330
Total Short-Term Investment (Identified Cost $81,330)		81,330

TOTAL INVESTMENTS—100.1% (Identified Cost $1,833,601)		$1,747,863
Other assets and liabilities, net—(0.1)%		(2,398)
NET ASSETS—100.0%		$1,745,465
Abbreviations:
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $390,981 or 22.4% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Bermuda	3
Canada	2
United Kingdom	1
Israel	1
Liberia	1
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$1,455,102	$—	$1,446,047	$9,055
Equity Securities:
Convertible Preferred Stocks	211,431	179,210	32,221	—
Money Market Mutual Fund	81,330	81,330	—	—
Total Investments	$1,747,863	$260,540	$1,478,268	$9,055
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS CONVERTIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes
Investments in Securities
Balance as of September 30, 2021:	$—	$—
Net change in unrealized appreciation (depreciation)(a)	(259)	(259)
Purchases	9,314	9,314
Balance as of June 30, 2022	$9,055	$9,055
(a) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(259).
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, Voya Investment Management replaced AllianzGI U.S. as subadviser of the Virtus Convertible Fund.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.